TRADE AND OTHER RECEIVABLES - Changes in allowance for doubtful accounts receivables (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018
Changes in the allowance for doubtful accounts receivable
Balance, beginning of the year	₽ (4,203)	₽ (2,344)
Balance, end of the year	(4,623)	(4,203)	₽ (2,344)
Trade and other receivables
Changes in the allowance for doubtful accounts receivable
Balance, beginning of the year	(4,203)	(4,318)	(2,577)
Additional allowance required under IFRS 9				₽ (233)
Allowance for ECL	(3,382)	(4,290)	(3,210)
Accounts receivable written off	2,719	4,276	2,948
Disposal/(Acquisition) of subsidiaries	243	129	(1,479)
Balance, end of the year	₽ (4,623)	₽ (4,203)	₽ (4,318)